INCOME TAX EXPENSES - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAX EXPENSES
Current tax expenses	¥ 21,686		¥ 11,544	¥ 3,527
Deferred tax (benefit) expense	(4,773)	$ (654)	2,044	(3,974)
Income tax (benefit) expenses	¥ 16,913	$ 2,317	¥ 13,588	¥ (447)